Fair Value Measurements, Derivative Instruments and Hedging Activities - Estimated Fair Value and Basis of Valuation of Financial Instrument Assets And (Liabilities) Measured at Fair Value on Recurring Basis (Details) - USD ($)
$ in Millions
		Nov. 30, 2015	Nov. 30, 2014
Assets
Derivative financial instruments		$ 73	$ 78
Liabilities
Derivative financial instruments		669	342
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1
Assets
Total		875	223
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Money market funds
Assets
Cash equivalents	[1]	748	91
Restricted cash	[2]	22	19
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Marketable securities held in rabbi trusts
Assets
Marketable securities held in rabbi trusts	[3]	105	113
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2
Assets
Total		37	23
Liabilities
Total		625	278
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Marketable securities held in rabbi trusts
Assets
Marketable securities held in rabbi trusts	[3]	8	9
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Assets
Derivative financial instruments	[4]	29	14
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Liabilities
Derivative financial instruments	[4]	625	278
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3
Assets
Total		21	20
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3 | Long-term other assets
Assets
Long-term other assets	[5]	$ 21	$ 20

[1]	Cash equivalents are comprised of money market funds.
[2]	The majority of restricted cash is comprised of money market funds.
[3]	At November 30, 2015 and 2014, marketable securities held in rabbi trusts were comprised of Level 1 bonds, frequently-priced mutual funds invested in common stocks, and money market funds and Level 2 other investments. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.
[4]	See “Derivative Instruments and Hedging Activities” section below for detailed information regarding our derivative financial instruments.
[5]	Long-term other asset is comprised of an auction-rate security. The fair value was based on a broker quote in an inactive market, which is considered a Level 3 input. During 2015, there were no purchases or sales pertaining to this auction-rate security and, accordingly, the change in its fair value was based solely on the strengthening of the underlying credit.